UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

Franklin New York Tax-Free Income Fund

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QVD1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHL2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHN8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHP3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JKM6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JLL7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin New York Tax-Free Income Fund

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.